Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit PlansIn the UK, the Company makes contributions to private defined benefit pension schemes on behalf of its employees. The Company paid less than $0.1 million and $0.1 million in contributions for the years ended December 31, 2020 and 2019, respectively.